Note 5 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies Abstract
Significant Accounting Policies

5. Significant accounting policies

Except as described in Note 2.3. for the adoption of IFRS 9 as of January 1, 2018, the Group has consistently applied the following accounting policies in all periods presented in these consolidated financial statements and in the preparation of the Statement of financial position as of January 1, 2017 for the purposes of the transition to IFRS-IASB.

5.1. Basis of consolidation

a) Subsidiaries

Subsidiaries are all entities (including structured entities, if any) controlled by the Bank. The Bank controls an entity if it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The Bank reassesses whether it has control if there are changes to one or more of the elements of control.

The financial statements of subsidiaries are fully consolidated with those of the Bank from the date on which control commences until the date on which control ceases.

b) Non-controlling interests

Non-controlling interests are the proportionate share of income and shareholders’ equity of the subsidiaries, which do not belong to the Bank and are included as a separate line in the Consolidated Statements of profit or loss, of Comprehensive Income, of Financial Position and of changes in shareholders’ equity.

c) Trusts

The Bank acts as trustee for a number of trusts. The Bank considers the purpose and design of the trust so as to identify its relevant activities, how decisions about such activities are made, who has the current ability to direct those activities, and who receives returns therefrom. In case the Bank has decision-making power over the trust, determines whether it acts as a principal or as an agent of a third party.

The Bank has concluded that it does not have control over any of these trusts.

d) Investment funds

A subsidiary of the Bank acts as fund manager to a number of investment funds. Determining whether the Bank controls such an investment fund usually focuses on the assessment of the aggregate economic interests of the Bank in the fund (comprising any carried interests and expected management fees) and considers that investors have no right to remove the fund manager without cause. In cases where the economic interest share is less than 37%, the Bank concludes its subsidiary acts as an agent for the investors and therefore does not consolidate those funds.

e) Loss of control

When the Bank loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, any related non-controlling interest and other components of equity.

Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

f) Transactions eliminated on consolidation

Intra-Group balances and transactions, and any unrealized income and expenses arising from intra-Group transactions, are eliminated in preparing the consolidated financial statements.

5.2. Foreign currency

Transactions in foreign currencies are translated into the respective functional currency of Bank entities at the spot exchange rates published by the BCRA at the date of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the spot exchange rate at the reporting date.

Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the spot exchange rate at the date on which the fair value is determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated using the spot exchange rate at the date of the transaction.

Foreign currency differences arising from translation are recognized in profit or loss.

5.3. Cash and cash equivalents

Cash and cash equivalents includes cash and bank deposits, balances with central banks and balances with no restrictions kept with the BCRA and on-demand accounts held at financial institutions that are subject to an insignificant risk of changes in their fair value and are used by the Bank in the management of its short-term commitments.

5.4. Financial assets and liabilities

a) Recognition

The Bank initially recognizes loans, deposits, debt securities issued and liabilities on the date on which they are originated. All other financial instruments (including ordinary course purchases and sales of financial assets) are recognized on the trade date, which is the date when the Bank becomes party to the contractual provisions of the instrument.

The Bank recognizes purchases of financial instruments with the commitment to resell at a certain price as a loan granted in the line “Reverse repurchase agreements” in the Consolidated statement of financial position. The difference between the purchase and sale prices of those instruments is recorded as interest accrued during the term of the transactions using the effective interest method.

Financial assets and financial liabilities are initially recognized at fair value. Instruments not measured at fair value through profit or loss (FVTPL) are recognized at fair value plus (in the case of assets) or less (in the case of liabilities) the transaction costs directly attributable to the acquisition of the asset or the issuance of the liability.

The transaction price is usually the best evidence of fair value for initial recognition.

However, if the Bank determines that the fair value at initial recognition is different than the consideration received or paid, when the fair value is in hierarchies 1 or 2, the financial instrument is initially recognized at fair value and the difference is recognized in profit or loss. If the fair value at initial recognition is hierarchy 3, the difference between the fair value and the consideration is deferred in the term of the instrument.

b) Policy applicable from January 1, 2018

Classification of financial assets

On initial recognition, financial assets are classified as measured at amortized cost, fair value through Other Comprehensive Income (FVOCI) or fair value through profit or loss (FVTPL).

A financial asset is measured at amortized cost if it meets both of the following conditions:

  The asset is held within a business model whose objective is to hold assets to collect contractual cash flows; and
  The contractual terms of the financial asset give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.

A debt instrument is measured at FVOCI only if it meets both of the following conditions and is not designated as at FVTPL:

  The asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
  The contractual terms of the financial asset give rise to cash flows that are SPPI on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Bank may elect to, for each individual instrument, present subsequent changes in fair value in Other Comprehensive Income (OCI).

All other financial assets are classified as measured at FVTPL. This category includes derivative financial instruments.

Classification of financial liabilities

The Bank classifies its financial liabilities, other than derivatives, financial guarantees and liabilities at fair value through profit or loss as measured at amortized cost.

Financial liabilities held for trading and derivative financial instruments are measured at FVTPL.

‘Financial guarantees’ are contracts that require the Bank to make specified payments to reimburse the holder for a loss that it incurs because a specified debtor fails to make payment when it is due in accordance with the terms of a debt instrument.

Financial guarantees issued are initially recognized at fair value, and subsequently are measured at the higher of this amortized amount and the present value of any expected payment to settle the liability when a payment under the contract has become probable.

Business model assessment

The Bank makes an assessment of the objective of a business model in which an asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

  The stated policies and objectives for the portfolio and the operation of those policies in practice,
  How the performance of the portfolio is evaluated and reported to the Bank’s management,
  The risks that affect the performance of the business model and how those risks are managed,
  How managers of the business are compensated – e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and
  The frequency, volume and timing of sales in prior periods, the reasons for such sales and its expectations about future sales activity. However, information about sales activity is not considered in isolation, but as part of an overall assessment of how the Bank’s stated objective for managing the financial assets is achieved and how cash flows are realized.

Financial assets that are held for trading or managed and whose performance is evaluated on a fair value basis are measured at FVTPL because they are neither held to collect contractual cash flows nor held both to collect contractual cash flows and to sell financial assets.

Assessment of whether contractual cash flows are SPPI

For the purpose of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs as well as profit margin. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition.

In making the assessment, the Bank considers:

  Contingent events that would change the amount and timing of cash flows;
  Leverage features;
  Prepayment and extension terms;
  Terms that’s limit the Bank´s claim to cash flows from specified assets; and
  Features that modify consideration of the time value of money (e.g. periodical reset of interest rate).

Reclassification

Financial assets are not reclassified after their initial recognition, except for a change in the Bank's business models.

Measurement at amortized cost

The amortized cost of a financial asset or liability is the amount of its initial recognition less the capital reimbursements, plus or less the amortization, using the effective interest method, of any difference between the initial amount and the amount at maturity. In the case of financial assets, it also includes any impairment.

Modifications of financial assets and financial liabilities

i) Financial assets

If the terms of a financial asset are modified, then the Bank evaluates whether the cash flows of the modified asset are substantially different.

If the cash flows are substantially different, then the contractual rights to cash flows from the original financial asset are deemed to have expired. In this case, the original financial asset is derecognised and a new financial asset is recognised at fair value plus any eligible transaction costs. Any fees received as part of the modification are accounted for as follows:

  Fees that are considered in determining the fair value of the new asset and fees that represent reimbursement of eligible transaction costs are included in the initial measurement of the asset; and
  Other fees are included in profit or loss as part of the gain or loss on derecognition.

If cash flows are modified when the borrower is in financial difficulties, then the objective of the modification is usually to maximise recovery of the original contractual terms rather than to originate a new asset with substantially different terms. If the Bank plans to modify a financial asset in a way that would result in forgiveness of cash flows, then it first considers whether a portion of the asset should be written off before the modification takes place. This approach impacts the result of the quantitative evaluation and the derecognition criteria are not usually met in such cases.

If the modification of a financial asset measured at amortised cost or FVOCI does not result in derecognition of the financial asset, then the Bank first recalculates the gross carrying amount of the financial asset using the original effective interest rate of the asset and recognises the resulting adjustment as a modification gain or loss in profit or loss. For floating-rate financial assets, the original effective interest rate used to calculate the modification gain or loss is adjusted to reflect current market terms at the time of the modification. Any costs or fees incurred and fees received as part of the modification adjust the gross carrying amount of the modified financial asset and are amortised over the remaining term of the modified financial asset.

If such a modification is carried out because of financial difficulties of the borrower, then the gain or loss is presented together with impairment losses. In other cases, it is presented as interest income calculated using the effective interest rate method.

ii) Financial liabilities

The Bank derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different. In this case, a new financial liability based on the modified terms is recognised at fair value. The difference between the carrying amount of the financial liability derecognised and consideration paid is recognised in profit or loss. Consideration paid includes non-financial assets transferred, if any, and the assumption of liabilities, including the new modified financial liability.

If the modification of a financial liability is not accounted for as derecognition, then the amortised cost of the liability is recalculated by discounting the modified cash flows at the original effective interest rate and the resulting gain or loss is recognised in profit or loss. For floating-rate financial liabilities, the original effective interest rate used to calculate the modification gain or loss is adjusted to reflect current market terms at the time of the modification. Any costs and fees incurred are recognised as an adjustment to the carrying amount of the liability and amortised over the remaining term of the modified financial liability by re-computing the effective interest rate on the instrument.

Impairment of financial assets

The IFRS 9 impairment model is applied to financial assets valued at amortized cost and to financial assets valued at fair value with changes in other comprehensive income, except for investments in equity instruments. Likewise, all the financial instruments valued at fair value with change through profit and loss are excluded from the impairment model.

The new standard classifies financial instruments into three categories, which depend on the evolution of their credit risk from the moment of initial recognition. The first category includes the transactions initially recognized, with no significant increase in credit risk and not impaired (Stage 1); the second comprises the financial assets for which a significant increase in credit risk has been identified since its initial recognition (Stage 2) and the third one, the impaired financial assets (Stage 3).

The calculation of the allowances for credit risk in each of these three categories are done differently. In this way, expected loss up to 12 months for the financial assets classified in the first of the aforementioned categories are recorded, while expected losses estimated for the remaining life of the financial assets classified in the other two categories are recorded. Thus, IFRS 9 differentiates between the following concepts of expected loss:

  Expected loss at 12 months: expected credit loss that arises from possible default events within 12 months following the presentation date of the financial statements; and
  Expected loss during the life of the transaction: this is the expected credit loss that arises from all possible default events over the remaining life of the financial instrument.

All this requires considerable judgment, both in the modeling for the estimation of the expected losses and in the forecasts, on how the economic factors affect such losses, which must be carried out on a weighted probability basis.

The Bank has applied the following definitions in accordance with IFRS 9:

Default

BBVA Francés has applied a definition of default for financial instruments that is consistent with that used in internal credit risk management, as well as the indicators under applicable regulation at the date of implementation of IFRS 9. Both qualitative and quantitative indicators have been considered.

In accordance with IFRS 9, the 90-day past-due stipulation may be waived in cases where the Bank considers it appropriate, based on reasonable and documented information that it is appropriate to use a longer term. As of December 31, 2018, the Bank has not considered periods superior to 90 days for any of the significant portfolios.

Credit impaired asset

An asset is credit-impaired according to IFRS 9 if one or more events have occurred and they have a detrimental impact on the estimated future cash flows of the asset. Evidence that a financial asset is credit-impaired includes observable data about the following events:

  Significant financial difficulty of the issuer or the borrower.
  A breach of contract (e.g. a default or past due event).
  A lender having granted a concession to the borrower – for economic or contractual reasons relating to the borrower’s financial difficulty – that the lender would not otherwise consider.
  It becoming probable that the borrower will enter bankruptcy or other financial reorganization.

It may not be possible to identify a single discrete event. Instead, the combined effect of several events may cause financial assets to become credit-impaired.

The definition of impaired financial assets in the Bank is aligned with the definition of default explained in the above paragraphs.

Significant increase in credit risk

The objective of the impairment requirements is to recognize lifetime expected credit losses for financial instruments for which there have been significant increases in credit risk since initial recognition considering all reasonable and supportable information, including that which is forward-looking.

The model developed by the Bank for assessing the significant increase in credit risk has a two-prong approach:

  Quantitative criterion: the Bank uses a quantitative analysis based on comparing the current expected probability of default over the life of the transaction with the original adjusted expected probability of default, so that both values are comparable in terms of expected default probability for their residual life. The thresholds used for considering a significant increase in risk take into account special cases according to geographic areas and portfolios. Depending on how old current operations are, at the time implementation of the standard, some simplification has been made to compare the probabilities of default between the current and the original moment, based on the best information available at that moment.
  Qualitative criterion: most indicators for detecting significant risk increase are included in the Bank's systems through rating/scoring systems or macroeconomic scenarios, so quantitative analysis covers the majority of circumstances. The Bank will use additional qualitative criteria when it considers it necessary to include circumstances that are not reflected in the rating/score systems or macroeconomic scenarios used.

Additionally, instruments under one of the following main circumstances are considered Stage 2 (Qualitative criterion):

  More than 30 days past due. According to IFRS 9, default of more than 30 days is a presumption that can be rebutted in those cases in which the Bank considers, based on reasonable and documented information, that such non-payment does not represent a significant increase in risk. The Bank has not considered periods superior to 30 days for any of the significant portfolios.
  Watch list: They are subject to special watch by the Risks units because they show negative signs in their credit quality, even though there may be no objective evidence of impairment.
  Refinance or restructuring that does not show evidence of impairment.

Thus the classification of financial instruments subject to impairment under IFRS 9 is as follows:

– Stage 1– without significant increase in credit risk

Financial assets which are not considered to have significantly increased in credit risk since its initial recognition, have the allowances for loan losses measured at an amount equal to 12 months expected credit losses (ECL).

– Stage 2– significant increases in credit risk

When there is a significant increase in credit risk, the financial asset is transferred to this category in which the allowance for loan losses is calculated as the ECL during the entire life of the asset.

– Stage 3 – Impaired

When there is objective evidence that the instrument is credit impaired, the financial asset is transferred to this category in which the allowances for losses of that financial instrument is calculated as the expected credit loss during the entire life of the asset.

Method for calculating ECL under IFRS 9

In accordance with IFRS 9, the measurement of ECL must reflect:

  A considered and unbiased amount, determined by evaluating a range of possible results.
  The time value of money.
  Reasonable and supportable information that is available without undue cost or effort and that reflects current conditions and forecasts of future economic conditions.

The Bank measures the ECL both individually and collectively.

The purpose of the Bank's individual measurement is to estimate expected losses for significant impaired instruments. In these cases, the amount of credit losses is calculated as the difference between expected discounted cash flows at the effective interest rate of the transaction and the carrying amount of the instrument.

To establish which and how many clients need to be analyzed individually, the Bank adopts the criteria defined by the BBVA Group, which is a relative weight in terms of total risk over the defaulted total risk of wholesale exposure and in term of total risk over the Watch List total risk of wholesale exposure. In addition to that calculation, an expert adjustment has been made downwards of these thresholds.

The scope for individual analysis is defined with the following criteria to analyze all clients with at least an asset in default and with total risk above the local threshold (Ps. 3,000,000) or with at least an asset in Watch List (WL) with total risk above the local threshold (Ps. 5,000,000), meaning:

a) Stage 3 and Total Risk > Ps. 3,000,000;

b) Stage 2, WL and Total Risk > Ps. 5,000,000

Threshold for Defaulted exposure: The threshold is established in such a way that the clients with total risk above this threshold are assessed individually for at least 40% of the total risk of the defaulted wholesale portfolio.

Threshold for Watch List exposure: The threshold is established in such a way that the clients with total risk above this threshold are assessed individually for at least 20% of the total risk of the Watch List wholesale portfolio.

For the collective measurement of expected losses the instruments are grouped into groups of assets based on their risk characteristics. Exposure within each group is segmented according to the common credit risk characteristics, which are indicative of the payment capacity of the borrower in accordance with their contractual conditions. These risk characteristics have to be relevant in estimating the future flows of each group. The characteristics of credit risk may consider, among others, the following factors:

  Type of instrument.
  Rating or scoring tools.
  Type of collateral.
  Period of time at default for stage 3.
  Segment.
  Qualitative criteria which can have a significant increase in risk.

ECL are derived from the following parameters:

  PD: estimate of the probability of default in each period.
  EAD: estimate of the exposure in case of default at each future period, taking into account the changes in exposure after the presentation date of the financial statements.
  LGD: estimate of the loss in case of default, calculated as the difference between the contractual cash flows and receivables, including guarantees.

In the case of debt securities, the LDP (Low Default Portfolio) methodology that is used has parameters based on external ratings.

Use of present, past and future information

IFRS 9 requires incorporation of present, past and future information to detect any significant increase in risk and measure the expected loss.

The standard does not require identification of all possible scenarios for measuring expected loss. However, the probability of a loss event occurring and the probability it will not occur will also have to be considered, even though the possibility of a loss may be very small. Also, when there is no linear relation between the different future economic scenarios and their associated expected losses, more than one future economic scenario must be used for the measurement.

The approach used by the Bank consists of using first the most probable scenario (baseline scenario) consistent with that used in the Bank's internal management processes, and then applying an additional adjustment, calculated by considering the weighted average of expected losses in other economic scenarios (one more positive and the other more negative). The main macroeconomic variable in each of the scenarios is Gross Domestic Product.

c) Policy applicable before January 1, 2018

Classification of financial assets

The Bank classified its financial assets into one of the following categories:

  Loan and receivables;
  Held-to-maturity:
  Available-for-sale; and
  At FVTPL, and within this category as: a) held-for-trading or b) designed as at FVTPL.

Classification of financial liabilities

The Bank classified its financial liabilities, other than derivatives, financial guarantees and liabilities at fair value through profit or loss as measured at amortized cost.

Modifications of financial assets and financial liabilities

a) Financial assets

If the terms of a financial asset were modified, then the Bank evaluated whether the cash flows of the modified asset were substantially different. If the cash flows were substantially different, then the contractual rights to cash flows from the original financial asset were deemed to have expired. In this case, the original financial asset was derecognised and a new financial asset was recognised at fair value.

If the terms of a financial asset were modified because of financial difficulties of the borrower and the asset was not derecognised, then impairment of the asset was measured using the pre-modification interest rate.

b) Financial liabilities

The Bank derecognised a financial liability when its terms were modified and the cash flows of the modified liability were substantially different. In this case, a new financial liability based on the modified terms was recognised at fair value. The difference between the carrying amount of the financial liability extinguished and consideration paid was recognised in profit or loss. Consideration paid included non-financial assets transferred, if any, and the assumption of liabilities, including the new modified financial liability.

If the modification of a financial liability was not accounted for as derecognition, then any costs and fees incurred were recognised as an adjustment to the carrying amount of the liability and amortised over the remaining term of the modified financial liability by re-computing the effective interest rate on the instrument.

Impairment of financial assets

A financial asset was considered impaired – and therefore its carrying amount was adjusted to reflect the effect of impairment – when there were objective evidence that events have occurred, which:

  In the case of debt instruments (loans and accounts receivable and debt securities), reduced the future cash flows that were estimated at the time the instruments when initially recognized. So they were considered impaired when there were reasonable doubts that the carrying amounts would be recovered in full and/or the related interest would be collected for the amounts and on the dates initially agreed.
  In the case of equity instruments, it meant that their carrying amount may not be fully recovered.

As a general rule, the carrying amount of impaired financial assets was adjusted with a charge to the consolidated statement of profit or loss for the year in which the impairment become known. The recoveries of previously recognized impairment losses were reflected, if appropriate, in the consolidated statement of profit or loss for the year in which the impairment was reversed or reduced, with an exception: any recovery of previously recognized impairment losses for an investment in an equity instrument classified as financial assets at fair value through other comprehensive income was not recognized in the consolidated statement of profit or loss, but under the heading "Other comprehensive income - Items that may be reclassified to profit or loss - financial assets at fair value through other comprehensive income " in the Consolidated statement of other comprehensive income.

In general, amounts collected on impaired loans and receivables were used to recognize the related accrued interest and any excess amount was used to reduce the unpaid principal.

When the recovery of any recognized amount was considered remote, such amount was written-off on the consolidated statement of financial position, without prejudice to any actions that may be taken in order to collect the amount until the rights extinguish in full either because it was time-barred debt, the debt was forgiven, or other reasons.

Method for calculating the impairment on financial assets under IAS 39

The impairment on financial assets was determined by type of instrument and other circumstances that could affect it, taking into account the guarantees received to assure (in part or in full) the performance of the financial assets.

Impairment of debt instruments measured at amortized cost

The Bank developed policies, methods and procedures to estimate incurred losses on outstanding credit risk. These policies, methods and procedures applied in the due diligence, approval and execution of debt instruments and commitments and guarantees given; as well as in identifying the impairment and, where appropriate, in calculating the amounts necessary to cover estimated losses.

The amount of impairment losses on debt instruments measured at amortized cost was calculated based on whether the impairment losses are determined individually or collectively. First it was determined whether there was objective evidence of impairment individually for individually significant debt instrument, and collectively for debt instrument that were not individually significant. If the Bank determined that there were no objective evidence of impairment, the assets were classified in groups of debt instrument based on similar risk characteristics and impairment was assessed collectively.

In determining whether there is objective evidence of impairment the Bank used observable data in the following aspects:

  Significant financial difficulties of the obligors.
  Ongoing delays in the payment of interest or principal.
  Refinancing of credit due to financial difficulties by the counterparty.
  Bankruptcy or reorganization / liquidation are considered likely.
  Disappearance of the active market for a financial asset because of financial difficulties.
  Observable data indicating a reduction in future cash flows from the initial recognition such as adverse changes in the payment status of the counterparty (delays in payments, reaching credit cards limits, etc.).
  National or local economic conditions that are linked to "defaults" in the financial assets (unemployment rate, falling property prices, etc.).

Impairment losses on financial assets individually evaluated for impairment

The amount of the impairment losses incurred on financial assets represented the excess of their respective carrying amounts over the present values of their expected future cash flows. These cash flows were discounted using the original effective interest rate. If a financial asset had a variable interest rate, the discount rate for measuring any impairment loss was the current effective rate determined under the contract.

As an exception to the rule described above, the market value of listed debt instruments was deemed to be a fair estimate of the present value of their expected future cash flows.

The following was to be taken into consideration when estimating the future cash flows of debt instruments:

  All amounts expected to be recovered over the remaining life of the debt instrument; including, where appropriate, those which may result from the collateral and other credit enhancements provided for the debt instrument (after deducting the costs required for foreclosure and subsequent sale). Impairment losses included an estimate for the possibility of collecting accrued, past-due and uncollected interest.
  The various types of risk to which each debt instrument was subject.
  The circumstances in which collections would foreseeably be made.

Impairment losses on financial assets collectively evaluated for impairment

With regard to the collective impairment analysis, financial assets were grouped by risk type considering the debtor's capacity to pay based on the contractual terms. As part of this analysis, the Bank estimated the impairment loan losses that were not individually significant, distinguishing between those that showed objective evidence of impairment, and those that did not show objective evidence of impairment, as well as the impairment of significant loans that the Bank deemed as not showing an objective evidence of impairment.

With respect to financial assets that had no objective evidence of impairment, the Bank applied statistical methods using historical experience and other specific information to estimate the losses that the Bank incurred as a result of events that had occurred as of the date of preparation of the Consolidated Financial Statements but had not been known and would be apparent, individually after the date of submission of the information. This calculation was an intermediate step until these losses were identified on an individual level, at which time these financial instruments would be segregated from the portfolio of financial assets without objective evidence of impairment.

The incurred loss was calculated taking into account three key factors: exposure at default, probability of default and loss given default.

  Exposure at default (EAD) is the amount of risk exposure at the date of default by the counterparty.
  Probability of default (PD) is the probability of the counterparty failing to meet its principal and/or interest payment obligations. The PD is associated with the rating/scoring of each counterparty/transaction.
  Loss given default (LGD) is the estimate of the loss arising in the event of default. It depends mainly on the characteristics of the counterparty, and the valuation of the guarantees or collateral associated with the asset.

In order to calculate the LGD at each reporting date, the Bank evaluated the whole amount expected to be obtained over the remaining life of the financial asset.

In addition, to identify the possible incurred but not reported losses (IBNR) in the unimpaired portfolio, an additional parameter called "LIP" (loss identification period) had to be introduced. The LIP parameter is the period between the time at which the event that generates a given loss occurs and the time when the loss is identified at an individual level.

When the property right was contractually acquired at the end of the foreclosure process or when the assets of distressed borrowers were purchased, the asset was recognized in the consolidated statements of financial position.

Impairment of other debt instruments classified as available for sale

The impairment losses on other debt instruments classified as “Available-for-sale financial asset” portfolio were equal to the excess of their acquisition cost (net of any principal repayment), after deducting any impairment loss previously recognized in the consolidated statement of profit or loss over their fair value.

When there was objective evidence that the negative differences arising on measurement of these debt instruments were due to impairment, they were no longer considered as “Other comprehensive income - Items that may be reclassified to profit or loss - financial assets at fair value through other comprehensive income” and were recognized in the consolidated statement of profit or loss.

If all, or part of the impairment losses were subsequently recovered, the amount was recognized in the consolidated statement of profit or loss for the year in which the recovery occurred, up to the amount previously recognized in the consolidated statement of profit or loss.

5.5. Investments in joint ventures and associates

An associate is an entity over which the Bank has a significant influence but no control over its financial and operating policies. Significant influence is presumed to exist when the Bank holds between 20 and 50 percent of the voting power of another entity.

A joint venture is an arrangement in which the Group has joint control whereby the Group has rights to the net assets of the arrangement rather than rights to its assets and obligations for its liabilities. They are initially recognized at cost, which includes transaction costs.

Investments in associates and joint ventures are accounted for using the equity method.

The consolidated financial statements include the Bank’s share of the income and expenses and equity movements of equity accounted investees, after adjustments to align the accounting policies with those of the Bank, from the date that significant influence or joint control commences until the date that significant influence ceases. When the Bank’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that the Bank has an obligation or has made payments on behalf of the investee.

5.6. Property and equipment

Property and equipment items are measured at cost, net of accumulated depreciation and accumulated impairment losses, if any. The cost includes the cash purchase price and expenses directly attributable to the acquisition necessary to take the asset to the location and operate as provided for by the Board of Directors.

The Bank elected to apply the optional exemption to use fair value of real estate as deemed cost at January 1, 2017, the date of transition (see Note 2.2). Fair value was determined based on the appraisal carried out by an independent valuation specialist, applying a market approach valuation technique.

If significant parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.

Any gains or loss on disposal of an item of property and equipment are recognized net within other income in profit or loss. Subsequent expenses are only capitalized if they are likely to provide future economic benefits for the Bank. Ongoing repairs and maintenance are expensed as incurred.

Depreciation is calculated using the straight line method over the estimated useful lives, and is recognized in profit or loss in the heading “Depreciation and amortization” on the statement of profit or loss.

The estimated useful lives of significant items of property, plant and equipment are as follows:

  Buildings: as informed in the technical appraisal as of January 1, 2017
  Furniture and facilities: 10 years
  Equipment: 3-5 years
  Automobiles: 5 years
  Depreciation methods and useful lives are reviewed at each reporting date and adjusted prospectively, if necessary.

5.7. Investment properties

Investment properties are measured at cost, net of accumulated depreciation and accumulated impairment losses, if any. The cost includes the cash purchase price and expenses directly attributable to the acquisition necessary to take the asset to the location and operate as provided for by the Board of Directors.

The Bank elected to apply the optional exemption to use fair value as deemed cost at January 1, 2017, the date of transition (see Note 2.2). Fair value was determined based on the appraisal carried out by an independent valuation specialist, applying a market approach valuation technique.

Any gains or loss on disposal of investment property (calculated as the difference between the net proceeds from disposal and the carrying amount of the item) is recognized in profit or loss.

When the use of a property changes such that it is reclassified as property and equipment, its fair value at the date of reclassification becomes its cost for subsequent accounting.

5.8. Intangible assets

Intangible assets include the information systems costs of acquisition and implementation, which are measured at cost less accumulated amortization and impairments, if any.

Subsequent expenses related to information systems are only capitalized if the economic benefits of the related asset increase. All other expenses are recognized as incurred.

Information systems are amortized using the straight line method over their estimated useful life of 5 years and is recognized in profit or loss in the heading “Depreciation and amortization” on the consolidated statement of profit or loss. Amortization methods and the estimated useful life are reviewed at each reporting date and adjusted prospectively, if necessary.

5.9. Goodwill

As detailed in Note 2.2, the Bank has decided not to apply IFRS 3 retrospectively to past business combinations. Goodwill balance as of January 1, 2017 corresponds to the carrying amount in accordance with BCRA GAAP. No further goodwill has been recognized since the IFRS 1 transition date.

Goodwill is not amortized but subject to an annual test for impairment. The cash generating unit to which goodwill has been allocated, is tested for impairment (including goodwill) at least annually or more frequently if there is an indication of impairment.

5.10. Other assets

Foreclosed assets

Foreclosed assets are measured at the lower of the fair value of the date on which the Bank receives the ownership of the asset, and the fair value less cost of disposal at the reporting date.

5.11. Non- current assets held-for-sale

Assets are classified as held-for-sale if it is highly likely that they will be recovered, mainly through their sale, which is estimated to occur within the twelve months following the date of their classification as such.

These assets are measured at the lower of their carrying amount and their fair value less the cost of disposal.

Once classified as held-for-sale, property and equipment are no longer depreciated and any equity-accounted investee is no longer equity accounted.

5.12. Impairment of non-financial assets

At each reporting date, the Bank assesses whether there are indications that a non-financial asset may be impaired (except deferred tax assets). If there is such an indication, the asset's recoverable value is estimated.

For the impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows for their continued use that is largely independent of the cash inflows from other assets or other cash generating units (CGU). Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.

The “recoverable value” of an asset or CGU is the greater of its value in use and its fair value less the cost of sale. “Value in use” is based on estimated future cash flows, discounted at their present value using the pre-tax discount rate that reflects current market assessment of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

An impairment loss for goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent the carrying amount of the assets does not exceed the amount they would have been determined if the impairment loss had not been recognized.

5.13. Provisions

The Bank recognizes a provision if and only if the Bank has a present legal or constructive obligation resulting from past events; it is probable (i.e. more likely than not) that an outflow of resources will be required to settle the obligation; and the amount payable can be estimated reliably.

To assess provisions, the existing risks and uncertainties were considered, taking into consideration the opinion of the Bank's external and internal legal advisors. Based on the analysis carried out, the Bank recognizes a provision for the amount considered as the best estimate of the potential expense necessary to settle the present obligation at each reporting date.

The provisions recognized by the Bank are reviewed at each reporting date and are adjusted to reflect the best estimate available.

5.14. Employee benefits

a) Short term personnel benefits

Short-term personnel benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Bank has a present legal or constructive obligation to pay this amount as a result of past service provided by the personnel and the obligation can be estimated reliably.

b) Other long term personnel benefits

The Bank's obligation in relation to long term personnel benefits is the amount of the future benefit the employees have earned in exchange for services provided during the current and prior periods. The benefit is discounted at present value. Remeasurement is recognized in profit or loss.

c) Termination benefits

Termination benefits are expensed at the earlier of when the Bank can no longer withdraw the offer of those benefits and when the Bank recognizes costs for a restructuring. If benefits are not expected to be wholly settled within 12 months of the reporting date, then they are discounted.

5.15. Share capital

Transaction costs directly attributable to the issuance of ordinary shares are recognized as a reduction of the contributions received, net of the related income tax.

5.16. Interest income and expenses

Interest income and expenses are recognized in profit or loss using the effective interest rate method. The ʻeffective interest rate’ is the rate that exactly discounts estimated future cash payments and collections during the expected lifetime of the financial instrument to the gross carrying amount of the financial assets; or the amortized cost of the financial liability.

The calculation of the effective interest rate includes transaction costs, commissions and other items paid or received that are an integral part of the effective interest rate. Transaction costs include incremental costs that are directly attributable to the acquisition of a financial asset or the issuance of a financial liability.

The ‘amortized cost’ of a financial asset or financial liability is the amount at which the financial asset or financial liability is measured on initial recognition minus the principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount and, for financial assets, adjusted for any expected credit loss allowance.

The ‘gross carrying amount of a financial asset’ is the amortized cost of a financial asset before adjusting for any expected credit loss allowance.

In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability.

However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

Interest income and expenses presented in the consolidated statement of profit or loss mainly include interest on:

  Financial assets and liabilities measured at amortized cost; and
  Financial assets measured at fair value through OCI

5.17. Fee and commission income / expenses

This item contains income from commissions resulting from transactions with customers, mainly related to maintenance and administration fees on current, saving accounts and credit cards, securities custody and foreign exchange transactions.

The breakdown of fee and commission income is presented in Notes 30 and 31 to these financial statements.

Commissions, fees and similar items that are part of a financial asset or liability's effective interest rate are included in the effective interest rate.

Other commission income is recognized when the related services are performed:

  at a point in time (in relation to fees for services, fees for investment funds management, sales commissions, syndication fees), or over the performance obligation period (in relation to annual fee for credit cards, issuance of financial guarantees).

The Bank has a customer loyalty program in place consisting in the accumulation of Latam Airlines miles through credit and/or debit card consumptions that can be exchanged for air tickets, catalog products and hotel accommodation. This program is a separable performance obligation in the contract with the customer. The Bank has concluded that it is acting as an agent in relation to the airline miles and consequently, the allocated transaction price consists only of the commission net of the amounts paid to the principal (Latam Airlines).

Commission expenses are recognized in profit or loss when the related service is received.

5.18. Leases

a) Arrangements containing a lease

At the inception of the arrangement, the Bank determines if the arrangement contains a lease, in which case lease payments are separated into those related with the lease and those for other elements, based on relative fair values.

b) Classification of a lease

When the lease substantially transfers the risks and rewards of the ownership of the leased asset, it is classified as a financial lease. Otherwise, the lease is classified as an operating lease.

c) Leases where the Bank is the lessee

Payments under an operating lease are recognized in profit or loss by applying the straight line method over the term of the lease. Leased assets are not recognized in the Consolidated statement of financial position.

d) Leases where the Bank is the lessor

Except for real estate, the leased asset in an operating lease is classified as “Other assets” and depreciated over its estimated useful life. Real estate for lease is classified as “Investment Properties” (see Note 5.7). Collections received under an operating lease are recognized in profit or loss by applying the straight line method in the term of the lease.

The leased asset in a financial lease is derecognized and a receivable is recognized for the amount of the net investment in the lease and presented within “Loans and advances to customers”.

Collections received under a financial lease are separated into interest and the reduction of the lease's net investment. Interest income is recognized over the lease term applying the interest rate implicit in the lease. Contingent lease payments are not included in the net investment of the lease.

5.19. Current and deferred income tax

Income tax expense includes the current income tax and the deferred income tax and is recognized in profit or loss, except to the extent it relates to an item recognized in OCI or directly in equity.

a) Current taxes

Current income tax includes the income tax payable, and any adjustment to the tax payable related to previous years. The current amount of tax payable is the best estimate of the amount that is expected to be paid measured at the applicable tax rate enacted or substantially enacted at the reporting date.

b) Deferred tax

Deferred income tax recognizes the tax effect of temporary differences between the carrying amounts of the assets and liabilities and the related tax bases used for tax purposes.

Deferred tax is not recognized for:

  Temporary differences on the initial recognition of assets or liabilities in transaction that is not a business combination and that affects neither accounting nor taxable profit or loss.
  Temporary differences related to investment in subsidiaries to the extent that is probable that they will not reverse in the foreseeable future; and
  Taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax liabilities are recognized for the tax effect of all taxable temporary differences.

Deferred tax assets are recognized for unused tax losses and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on business plans for the Bank and each of its subsidiaries. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profit will be available against which they can be used.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Bank expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset only if certain criteria are meet.

5.20. Segment reporting

An operating segment is a component of the Bank that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses relating to transactions with any of the Bank’s other components, whose operating results are regularly reviewed by the Bank’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.

Segment results that are reported to the Bank’s CEO (being the CODM) include items that are directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets (primarily the Bank’s headquarters), head office expenses and tax assets and liabilities.